Average Annual Total Returns - FidelityDefinedMaturityFunds-AIComboPRO - FidelityDefinedMaturityFunds-AIComboPRO - Fidelity Municipal Income 2025 Fund	Aug. 29, 2023
Fidelity Advisor Municipal Income 2025 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(7.85%)
Past 5 years	0.71%
Since Inception	0.70%	[1]
Fidelity Advisor Municipal Income 2025 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(7.85%)
Past 5 years	0.71%
Since Inception	0.70%	[1]
Fidelity Advisor Municipal Income 2025 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(4.12%)
Past 5 years	0.92%
Since Inception	0.89%	[1]
Fidelity Advisor Municipal Income 2025 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(5.00%)
Past 5 years	1.53%
Since Inception	1.45%	[2]
LB015
Average Annual Return:
Past 1 year	(8.53%)
Past 5 years	1.25%
Since Inception	1.45%
IXZHF
Average Annual Return:
Past 1 year	(4.47%)
Past 5 years	1.71%
Since Inception	1.68%

[1]	AFrom May 25, 2017.
[2]	BFrom May 25, 2017.